Taxation - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Expense Benefits [Line Items]
Increase in applicable tax rate			2.00%
Bank corporation tax surcharge	8.00%
Unrecognised capital losses carried forward	£ 0	£ 0
At 1 April 2023
Income Tax Expense Benefits [Line Items]
Applicable tax rate (percentage)	25.00%
Increase in applicable tax rate	6.00%
Bank Surcharge, Q1 2022
Income Tax Expense Benefits [Line Items]
Bank corporation tax surcharge	3.00%
Banking entities
Income Tax Expense Benefits [Line Items]
Applicable tax rate (percentage)	27.00%	27.00%	27.00%
Non-banking entities
Income Tax Expense Benefits [Line Items]
Applicable tax rate (percentage)	19.00%	19.00%	19.00%
Deferred tax assets
Income Tax Expense Benefits [Line Items]
Recognised capital losses carried forward	£ 0	£ 5